Common Stock, Warrants and Options (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number Outstanding	5,050,000	4,950,000	3,950,000
Weighted average remaining contractual life (years)	3 years 10 months 17 days	2 years 5 months 16 days
Number Exercisable	5,050,000	4,950,000
Average instrinsic value
Weighted Average Exercise price 0.05 [Member]
Number Outstanding	5,050,000	2,500,000
Weighted average remaining contractual life (years)	3 years 10 months 17 days	4 years 5 months 1 day
Number Exercisable	5,050,000	2,500,000
Average instrinsic value
Weighted Average Exercise price 0.10 [Member]
Number Outstanding		2,450,000
Weighted average remaining contractual life (years)		5 months 16 days
Number Exercisable		2,450,000
Average instrinsic value